Segment reporting (Details) - Schedule of operating segments financial position - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets.-
Cash and cash equivalent	S/ 957,178	S/ 900,168
Trade accounts receivables, net	590,280	687,514
Work in progress, net	309,063	186,433
Accounts receivable from related parties	20,817	27,338
Other accounts receivable	487,058	404,743
Inventories, net	488,326	552,000
Prepaid expenses	32,142	22,972
Total current assets	2,884,864	2,781,168
Long-term trade accounts receivable, net	683,306	689,293
Long-term accounts receivable from related parties	643,897	620,071
Prepaid expenses	23,607	22,264
Other long-term accounts receivable	201,360	328,223
Investments in associates and joint ventures	31,173	35,516
Investment property	63,011	26,073
Property, plant and equipment, net	303,170	405,469
Intangible assets, net	743,391	791,990
Right-of-use assets, net	47,717	64,518
Deferred income tax asset	275,076	262,165
Total non-current assets	3,015,708	3,245,582
Total assets	5,900,572	6,026,750
Liabilities.-
Borrowings	241,340	452,884
Bonds	69,838	58,446
Trade accounts payable	980,767	1,064,416
Accounts payable to related parties	51,004	43,818
Current income tax	94,958	34,494
Other accounts payable	754,981	706,716
Provisions	154,829	92,757
Total current liabilities	2,347,717	2,453,531
Borrowings	338,560	445,436
Long-term bonds	1,191,084	874,313
Long-term trade accounts payable		40,502
Other long-term accounts payable	92,369	183,232
Long-term accounts payable to related parties	50,712	36,297
Provisions	329,497	295,236
Deferred income tax liability	97,367	102,907
Total non-current liabilities	2,099,589	1,977,923
Total liabilities	4,447,306	4,431,454
Equity attributable to controlling interest in the Company	1,199,816	1,267,606
Non-controlling interest	253,450	327,690
Total liabilities and equity	5,900,572	6,026,750
Engineering and construction [Member]
Assets.-
Cash and cash equivalent	303,925	382,850
Trade accounts receivables, net	366,299	410,286
Work in progress, net	309,063	186,433
Accounts receivable from related parties	95,390	107,495
Other accounts receivable	390,133	294,296
Inventories, net	48,192	58,653
Prepaid expenses	15,838	7,798
Total current assets	1,528,840	1,447,811
Long-term trade accounts receivable, net	851	11,663
Long-term accounts receivable from related parties	335,150	315,393
Prepaid expenses
Other long-term accounts receivable	10,448	134,719
Investments in associates and joint ventures	108,038	109,870
Investment property		1,467
Property, plant and equipment, net	142,228	169,091
Intangible assets, net	142,499	143,575
Right-of-use assets, net	3,825	8,179
Deferred income tax asset	179,319	174,269
Total non-current assets	922,358	1,068,226
Total assets	2,451,198	2,516,037
Liabilities.-
Borrowings	136,512	230,682
Bonds	4,896	4,546
Trade accounts payable	767,792	829,082
Accounts payable to related parties	130,848	185,104
Current income tax	59,407	26,922
Other accounts payable	560,920	513,505
Provisions	70,585	8,876
Total current liabilities	1,730,960	1,798,717
Borrowings	5,382	25,273
Long-term bonds	21,386	22,911
Long-term trade accounts payable
Other long-term accounts payable	54,026	140,605
Long-term accounts payable to related parties	25,957	104,432
Provisions	56,362	81,130
Deferred income tax liability	18,665	25,576
Total non-current liabilities	181,778	399,927
Total liabilities	1,912,738	2,198,644
Equity attributable to controlling interest in the Company	524,807	261,501
Non-controlling interest	13,653	55,892
Total liabilities and equity	2,451,198	2,516,037
Energy [Member]
Assets.-
Cash and cash equivalent	121,873	60,165
Trade accounts receivables, net	67,662	37,614
Work in progress, net
Accounts receivable from related parties	121	35
Other accounts receivable	31,092	27,900
Inventories, net	35,489	36,016
Prepaid expenses	3,575	1,964
Total current assets	259,812	163,694
Long-term trade accounts receivable, net
Long-term accounts receivable from related parties
Prepaid expenses	981	981
Other long-term accounts receivable	86,815	70,694
Investments in associates and joint ventures	8,951	8,080
Investment property
Property, plant and equipment, net	153,456	166,382
Intangible assets, net	257,580	250,327
Right-of-use assets, net	3,890	9,872
Deferred income tax asset	4,717	4,717
Total non-current assets	516,390	511,053
Total assets	776,202	674,747
Liabilities.-
Borrowings	27,046	32,550
Bonds
Trade accounts payable	67,686	51,225
Accounts payable to related parties	1,079	1,083
Current income tax	15,748	1,351
Other accounts payable	23,116	12,905
Provisions	25,498	18,943
Total current liabilities	160,173	118,057
Borrowings	121,693	103,154
Long-term bonds
Long-term trade accounts payable
Other long-term accounts payable
Long-term accounts payable to related parties
Provisions	55,279	37,599
Deferred income tax liability	31,187	36,793
Total non-current liabilities	208,159	177,546
Total liabilities	368,332	295,603
Equity attributable to controlling interest in the Company	378,653	354,982
Non-controlling interest	29,217	24,162
Total liabilities and equity	776,202	674,747
Infrastructure Toll roads [Member]
Assets.-
Cash and cash equivalent	114,100	117,893
Trade accounts receivables, net	38,418	25,014
Work in progress, net
Accounts receivable from related parties	48,012	31,868
Other accounts receivable	30,057	23,631
Inventories, net	7,662	8,496
Prepaid expenses	6,531	6,485
Total current assets	244,780	213,387
Long-term trade accounts receivable, net	15,654	15,740
Long-term accounts receivable from related parties	19,700	14,508
Prepaid expenses	20,558	19,009
Other long-term accounts receivable		531
Investments in associates and joint ventures
Investment property
Property, plant and equipment, net	7,056	9,186
Intangible assets, net	322,625	371,437
Right-of-use assets, net	5,308	4,626
Deferred income tax asset	21,304	5,037
Total non-current assets	412,205	440,074
Total assets	656,985	653,461
Liabilities.-
Borrowings	3,687	2,405
Bonds	36,637	32,819
Trade accounts payable	44,210	51,221
Accounts payable to related parties	47,340	17,738
Current income tax	17,920	1,638
Other accounts payable	38,198	35,997
Provisions	4,158	1,659
Total current liabilities	192,150	143,477
Borrowings	1,721	2,291
Long-term bonds	215,296	248,029
Long-term trade accounts payable
Other long-term accounts payable	8,163	11,623
Long-term accounts payable to related parties	1,006	836
Provisions	33,188	26,034
Deferred income tax liability		1,518
Total non-current liabilities	259,374	290,331
Total liabilities	451,524	433,808
Equity attributable to controlling interest in the Company	149,904	161,710
Non-controlling interest	55,557	57,943
Total liabilities and equity	656,985	653,461
Infrastructure Transportation [Member]
Assets.-
Cash and cash equivalent	182,607	207,975
Trade accounts receivables, net	106,856	111,602
Work in progress, net
Accounts receivable from related parties	4,309	2,624
Other accounts receivable	18,734	13,220
Inventories, net	31,949	31,861
Prepaid expenses	344	328
Total current assets	344,799	367,610
Long-term trade accounts receivable, net	666,801	632,214
Long-term accounts receivable from related parties	42
Prepaid expenses	1,894	2,048
Other long-term accounts receivable
Investments in associates and joint ventures
Investment property
Property, plant and equipment, net	749	794
Intangible assets, net	351	681
Right-of-use assets, net	61	99
Deferred income tax asset
Total non-current assets	669,898	635,836
Total assets	1,014,697	1,003,446
Liabilities.-
Borrowings	45	42
Bonds	24,496	21,081
Trade accounts payable	30,637	32,637
Accounts payable to related parties	42,185	21,531
Current income tax		3,606
Other accounts payable	9,104	6,719
Provisions
Total current liabilities	106,467	85,616
Borrowings	15	59
Long-term bonds	602,201	603,373
Long-term trade accounts payable
Other long-term accounts payable	219	231
Long-term accounts payable to related parties	88,213	36,297
Provisions	3,039	1,925
Deferred income tax liability	47,515	39,020
Total non-current liabilities	741,202	680,905
Total liabilities	847,669	766,521
Equity attributable to controlling interest in the Company	125,271	177,694
Non-controlling interest	41,757	59,231
Total liabilities and equity	1,014,697	1,003,446
Infrastructure Water treatment [Member]
Assets.-
Cash and cash equivalent	7,499	7,408
Trade accounts receivables, net	1,003	565
Work in progress, net
Accounts receivable from related parties		30
Other accounts receivable	960	197
Inventories, net	13
Prepaid expenses	52	116
Total current assets	9,527	8,316
Long-term trade accounts receivable, net
Long-term accounts receivable from related parties	11,536	11,103
Prepaid expenses	684	736
Other long-term accounts receivable	7,346	7,346
Investments in associates and joint ventures
Investment property
Property, plant and equipment, net	181	146
Intangible assets, net
Right-of-use assets, net	17
Deferred income tax asset	644	779
Total non-current assets	20,408	20,110
Total assets	29,935	28,426
Liabilities.-
Borrowings	18
Bonds
Trade accounts payable	464	61
Accounts payable to related parties	19
Current income tax	347	166
Other accounts payable	791	766
Provisions
Total current liabilities	1,639	993
Borrowings
Long-term bonds
Long-term trade accounts payable
Other long-term accounts payable	2,862	2,762
Long-term accounts payable to related parties	24,671	24,207
Provisions
Deferred income tax liability
Total non-current liabilities	27,533	26,969
Total liabilities	29,172	27,962
Equity attributable to controlling interest in the Company	763	464
Non-controlling interest
Total liabilities and equity	29,935	28,426
Real estate [Member]
Assets.-
Cash and cash equivalent	109,828	73,531
Trade accounts receivables, net	9,958	38,043
Work in progress, net
Accounts receivable from related parties	3,166	1,342
Other accounts receivable	3,783	10,446
Inventories, net	366,650	418,341
Prepaid expenses
Total current assets	493,385	541,703
Long-term trade accounts receivable, net		2,181
Long-term accounts receivable from related parties
Prepaid expenses
Other long-term accounts receivable	57,243	54,237
Investments in associates and joint ventures	5,443	6,095
Investment property	22,416	24,606
Property, plant and equipment, net	6,845	9,592
Intangible assets, net	733	872
Right-of-use assets, net	1,888	3,936
Deferred income tax asset	16,960	18,704
Total non-current assets	111,528	120,223
Total assets	604,913	661,926
Liabilities.-
Borrowings	69,065	95,709
Bonds
Trade accounts payable	30,401	42,565
Accounts payable to related parties	19,155	19,074
Current income tax	1,058
Other accounts payable	91,342	91,976
Provisions	560	492
Total current liabilities	211,581	249,816
Borrowings	5,315	11,021
Long-term bonds
Long-term trade accounts payable
Other long-term accounts payable	24,427	23,357
Long-term accounts payable to related parties
Provisions
Deferred income tax liability
Total non-current liabilities	29,742	34,378
Total liabilities	241,323	284,194
Equity attributable to controlling interest in the Company	139,728	138,933
Non-controlling interest	223,862	238,799
Total liabilities and equity	604,913	661,926
Parent Company operations [Member]
Assets.-
Cash and cash equivalent	117,346	50,346
Trade accounts receivables, net	84	64,390
Work in progress, net
Accounts receivable from related parties	52,644	102,103
Other accounts receivable	12,297	35,051
Inventories, net		360
Prepaid expenses	5,802	6,281
Total current assets	188,173	258,531
Long-term trade accounts receivable, net		27,495
Long-term accounts receivable from related parties	584,596	611,498
Prepaid expenses
Other long-term accounts receivable	39,508	60,696
Investments in associates and joint ventures	1,559,672	1,322,865
Investment property	42,558	44,521
Property, plant and equipment, net	1,653	16,718
Intangible assets, net	14,575	19,017
Right-of-use assets, net	40,789	51,401
Deferred income tax asset	47,038	53,536
Total non-current assets	2,330,389	2,207,747
Total assets	2,518,562	2,466,278
Liabilities.-
Borrowings	13,573	102,469
Bonds	3,809
Trade accounts payable	38,894	57,625
Accounts payable to related parties	13,623	15,708
Current income tax	478	811
Other accounts payable	31,510	40,252
Provisions	54,028	62,787
Total current liabilities	155,915	279,652
Borrowings	205,244	328,753
Long-term bonds	352,201
Long-term trade accounts payable		40,502
Other long-term accounts payable	2,672	4,654
Long-term accounts payable to related parties	197,844	186,886
Provisions	181,629	148,548
Deferred income tax liability
Total non-current liabilities	939,590	709,343
Total liabilities	1,095,505	988,995
Equity attributable to controlling interest in the Company	1,420,221	1,474,398
Non-controlling interest	2,836	2,885
Total liabilities and equity	2,518,562	2,466,278
Eliminations [Member]
Assets.-
Cash and cash equivalent
Trade accounts receivables, net
Work in progress, net
Accounts receivable from related parties	(182,825)	(218,159)
Other accounts receivable	2	2
Inventories, net	(1,629)	(1,727)
Total current assets	(184,452)	(219,884)
Long-term trade accounts receivable, net
Long-term accounts receivable from related parties	(307,127)	(332,431)
Prepaid expenses	(510)	(510)
Other long-term accounts receivable
Investments in associates and joint ventures	(1,650,931)	(1,411,394)
Investment property	(1,963)	(44,521)
Property, plant and equipment, net	(8,998)	33,560
Intangible assets, net	5,028	6,081
Right-of-use assets, net	(8,061)	(13,595)
Deferred income tax asset	5,094	5,123
Total non-current assets	(1,967,468)	(1,757,687)
Total assets	(2,151,920)	(1,977,571)
Liabilities.-
Borrowings	(8,606)	(10,973)
Bonds
Trade accounts payable	683
Accounts payable to related parties	(203,245)	(216,420)
Current income tax
Other accounts payable		4,596
Provisions
Total current liabilities	(211,168)	(222,797)
Borrowings	(810)	(25,115)
Long-term bonds
Long-term trade accounts payable
Other long-term accounts payable
Long-term accounts payable to related parties	(286,979)	(316,361)
Provisions
Deferred income tax liability
Total non-current liabilities	(287,789)	(341,476)
Total liabilities	(498,957)	(564,273)
Equity attributable to controlling interest in the Company	(1,539,531)	(1,302,076)
Non-controlling interest	(113,432)	(111,222)
Total liabilities and equity	S/ (2,151,920)	S/ (1,977,571)